Consolidated Statements of Comprehensive Income (Loss) (unaudited) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Of Comprehensive Income [Abstract]
Net Earnings (Loss)		$ (194)	$ 187	$ (2,226)	$ 2,081
Items That Will Not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Retirement Benefits		9	(5)	(3)	(7)
Change in the Fair Value of Equity Instruments at FVOCI	[1]			1	3
Items That May be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		(96)	53	127	(142)
Total Other Comprehensive Income (Loss), Net of Tax		(87)	48	125	(146)
Comprehensive Income (Loss)		$ (281)	$ 235	$ (2,101)	$ 1,935

[1]	Fair value through other comprehensive income (“FVOCI”).